Note 3 - Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31, 2017	March 31, 2018
	(Audited)	(Unaudited)
Office equipment	39	48
Laboratory equipment	104	106
Motor vehicles	23	25
Leasehold improvements	13	13
	179	192
Less: accumulated depreciation	(56)	(68)
Property and equipment, net	123	124